American Century Investments®
Quarterly Portfolio Holdings
American Century® U.S. Quality Growth ETF (QGRO)
November 30, 2023

U.S. Quality Growth ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 2.1%
Axon Enterprise, Inc.(1)	5,003	1,150,039
Howmet Aerospace, Inc.	260,523	13,703,510
		14,853,549
Automobile Components — 0.2%
Visteon Corp.(1)	14,801	1,756,435
Beverages — 0.5%
Coca-Cola Consolidated, Inc.	3,358	2,466,518
Monster Beverage Corp.(1)	20,554	1,133,553
		3,600,071
Biotechnology — 4.5%
Alkermes PLC(1)	96,691	2,334,121
Exelixis, Inc.(1)	28,426	619,971
Gilead Sciences, Inc.	8,073	618,392
Halozyme Therapeutics, Inc.(1)	15,237	588,301
Incyte Corp.(1)	158,594	8,617,998
Neurocrine Biosciences, Inc.(1)	157,341	18,344,387
Vertex Pharmaceuticals, Inc.(1)	1,730	613,821
		31,736,991
Broadline Retail — 0.3%
Dillard's, Inc., Class A(2)	3,595	1,247,788
eBay, Inc.	14,677	601,904
		1,849,692
Building Products — 0.7%
AAON, Inc.	17,863	1,118,224
Lennox International, Inc.	2,761	1,122,788
Simpson Manufacturing Co., Inc.	6,986	1,166,452
Trane Technologies PLC	4,990	1,124,796
UFP Industries, Inc.	5,524	605,596
		5,137,856
Capital Markets — 2.0%
Affiliated Managers Group, Inc.	18,353	2,487,749
Coinbase Global, Inc., Class A(1)	10,389	1,295,716
Evercore, Inc., Class A	16,827	2,482,824
Interactive Brokers Group, Inc., Class A	14,073	1,095,442
KKR & Co., Inc.	16,582	1,257,579
LPL Financial Holdings, Inc.	5,015	1,114,834
MSCI, Inc.	2,166	1,128,161
SEI Investments Co.	40,704	2,388,104
Tradeweb Markets, Inc., Class A	11,932	1,156,211
		14,406,620
Chemicals — 0.7%
CF Industries Holdings, Inc.	7,998	601,050
Ecolab, Inc.	6,100	1,169,553
Linde PLC	2,757	1,140,764
PPG Industries, Inc.	8,307	1,179,511
Sherwin-Williams Co.	4,133	1,152,280
		5,243,158

Commercial Services and Supplies — 0.2%
Copart, Inc.(1)	22,303	1,120,057
Rollins, Inc.	15,271	622,140
		1,742,197
Communications Equipment — 1.7%
Arista Networks, Inc.(1)	44,519	9,781,270
Cisco Systems, Inc.	12,711	614,958
Juniper Networks, Inc.	22,602	643,027
Motorola Solutions, Inc.	3,552	1,146,834
		12,186,089
Construction and Engineering — 0.8%
Comfort Systems USA, Inc.	22,955	4,443,629
EMCOR Group, Inc.	5,248	1,115,305
		5,558,934
Consumer Finance — 0.2%
American Express Co.	6,930	1,183,436
Consumer Staples Distribution & Retail — 0.5%
Costco Wholesale Corp.	1,927	1,142,210
Target Corp.	4,683	626,632
US Foods Holding Corp.(1)	40,779	1,787,344
		3,556,186
Containers and Packaging — 0.2%
AptarGroup, Inc.	8,828	1,120,185
Diversified Consumer Services — 0.1%
H&R Block, Inc.	13,065	593,412
Electrical Equipment — 0.7%
Acuity Brands, Inc.	20,336	3,645,431
Atkore, Inc.(1)	9,342	1,213,526
		4,858,957
Electronic Equipment, Instruments and Components — 0.4%
Insight Enterprises, Inc.(1)	4,078	617,491
Jabil, Inc.	13,381	1,543,097
Keysight Technologies, Inc.(1)	4,503	611,912
		2,772,500
Energy Equipment and Services — 0.2%
Halliburton Co.	29,955	1,109,234
Entertainment — 1.7%
Live Nation Entertainment, Inc.(1)	12,929	1,088,880
Netflix, Inc.(1)	23,745	11,254,418
		12,343,298
Financial Services — 0.9%
Block, Inc.(1)	19,231	1,219,822
Euronet Worldwide, Inc.(1)	19,954	1,740,388
Mastercard, Inc., Class A	4,256	1,761,260
Visa, Inc., Class A	6,882	1,766,472
		6,487,942
Ground Transportation — 0.3%
Saia, Inc.(1)	2,682	1,047,026
Uber Technologies, Inc.(1)	20,499	1,155,734
		2,202,760
Health Care Equipment and Supplies — 2.9%
Contra Abiomed, Inc.(1)	2,586	2,638
Dexcom, Inc.(1)	81,950	9,466,864
Haemonetics Corp.(1)	21,300	1,722,531
IDEXX Laboratories, Inc.(1)	2,373	1,105,391

Insulet Corp.(1)	24,368	4,607,745
Lantheus Holdings, Inc.(1)	17,896	1,281,711
Penumbra, Inc.(1)	4,899	1,088,019
Shockwave Medical, Inc.(1)	6,522	1,138,415
		20,413,314
Health Care Providers and Services — 1.5%
Centene Corp.(1)	8,236	606,828
Cigna Group	2,120	557,306
Elevance Health, Inc.	1,273	610,391
Humana, Inc.	1,185	574,559
Molina Healthcare, Inc.(1)	19,861	7,260,387
Option Care Health, Inc.(1)	37,633	1,119,582
		10,729,053
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	6,460	1,126,043
Hotels, Restaurants and Leisure — 9.0%
Airbnb, Inc., Class A(1)	34,763	4,391,957
Booking Holdings, Inc.(1)	6,691	20,914,059
Boyd Gaming Corp.	10,317	609,219
Chipotle Mexican Grill, Inc.(1)	6,138	13,517,411
Expedia Group, Inc.(1)	26,788	3,647,990
Hilton Worldwide Holdings, Inc.	6,636	1,111,663
Marriott International, Inc., Class A	5,406	1,095,796
Starbucks Corp.	131,801	13,087,839
Wingstop, Inc.	21,934	5,272,056
		63,647,990
Household Durables — 1.0%
D.R. Horton, Inc.	4,812	614,348
Meritage Homes Corp.	4,303	608,014
PulteGroup, Inc.	55,598	4,915,975
Toll Brothers, Inc.	7,164	615,316
		6,753,653
Household Products — 0.2%
Kimberly-Clark Corp.	11,747	1,453,456
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	49,835	1,764,657
Industrial Conglomerates — 0.2%
General Electric Co.	9,490	1,155,882
Insurance — 2.5%
Aon PLC, Class A	3,450	1,133,291
Arch Capital Group Ltd.(1)	13,205	1,105,126
Cincinnati Financial Corp.	11,123	1,143,333
Everest Group Ltd.	1,498	615,004
Kinsale Capital Group, Inc.	12,517	4,382,202
Progressive Corp.	51,816	8,499,378
W R Berkley Corp.	15,970	1,158,624
		18,036,958
Interactive Media and Services — 4.0%
Alphabet, Inc., Class A(1)	151,304	20,052,319
Meta Platforms, Inc., Class A(1)	24,800	8,113,320
		28,165,639
IT Services — 3.8%
Amdocs Ltd.	7,299	611,437
Cloudflare, Inc., Class A(1)	15,405	1,188,496
Cognizant Technology Solutions Corp., Class A	8,622	606,816

EPAM Systems, Inc.(1)	2,397	618,881
Gartner, Inc.(1)	26,498	11,522,390
GoDaddy, Inc., Class A(1)	6,424	642,786
International Business Machines Corp.	3,940	624,726
MongoDB, Inc.(1)	2,955	1,228,512
Okta, Inc.(1)	15,779	1,057,982
VeriSign, Inc.(1)	39,953	8,478,027
		26,580,053
Leisure Products — 0.1%
Polaris, Inc.	6,797	560,549
Life Sciences Tools and Services — 0.7%
Medpace Holdings, Inc.(1)	19,253	5,212,172
Machinery — 1.7%
AGCO Corp.	12,015	1,364,063
Allison Transmission Holdings, Inc.	11,377	608,442
Caterpillar, Inc.	2,484	622,788
Donaldson Co., Inc.	10,159	618,074
ITT, Inc.	16,604	1,797,715
Lincoln Electric Holdings, Inc.	8,984	1,779,371
Mueller Industries, Inc.	59,888	2,487,149
PACCAR, Inc.	6,698	615,010
Snap-on, Inc.	2,225	611,185
Watts Water Technologies, Inc., Class A	8,959	1,724,697
		12,228,494
Media — 0.3%
New York Times Co., Class A	38,327	1,800,986
Metals and Mining — 0.2%
Nucor Corp.	3,883	659,994
Steel Dynamics, Inc.	5,423	646,042
		1,306,036
Oil, Gas and Consumable Fuels — 3.7%
APA Corp.	16,717	601,812
Cheniere Energy, Inc.	6,384	1,162,845
EOG Resources, Inc.	9,215	1,134,090
HF Sinclair Corp.	11,208	588,196
Marathon Petroleum Corp.	89,552	13,360,263
PBF Energy, Inc., Class A	13,554	601,798
Texas Pacific Land Corp.	4,851	8,110,629
Valero Energy Corp.	4,875	611,130
		26,170,763
Personal Care Products — 1.8%
BellRing Brands, Inc.(1)	179,059	9,472,221
elf Beauty, Inc.(1)	25,327	2,990,866
		12,463,087
Professional Services — 0.3%
Concentrix Corp.	6,587	619,112
Insperity, Inc.	10,770	1,225,088
Robert Half, Inc.	7,496	614,522
		2,458,722
Semiconductors and Semiconductor Equipment — 4.0%
Applied Materials, Inc.	4,089	612,450
Axcelis Technologies, Inc.(1)	18,398	2,286,503
Broadcom, Inc.	1	465
KLA Corp.	13,077	7,121,996
Lam Research Corp.	852	609,964

Monolithic Power Systems, Inc.	2,079	1,140,789
NVIDIA Corp.	19,893	9,303,956
QUALCOMM, Inc.	47,934	6,185,883
Rambus, Inc.(1)	16,812	1,137,668
		28,399,674
Software — 29.5%
Adobe, Inc.(1)	21,020	12,843,430
Atlassian Corp., Class A(1)	6,286	1,200,312
Autodesk, Inc.(1)	81,260	17,749,622
Cadence Design Systems, Inc.(1)	4,198	1,147,187
Crowdstrike Holdings, Inc., Class A(1)	43,319	10,266,170
Datadog, Inc., Class A(1)	10,122	1,179,922
DocuSign, Inc.(1)	113,629	4,897,410
Dropbox, Inc., Class A(1)	173,687	4,894,500
Dynatrace, Inc.(1)	186,657	9,995,482
Elastic NV(1)	58,771	4,722,838
Fair Isaac Corp.(1)	1,639	1,782,576
Five9, Inc.(1)	15,186	1,157,477
Fortinet, Inc.(1)	238,958	12,559,632
HubSpot, Inc.(1)	13,353	6,595,447
Intuit, Inc.	1,083	618,891
Manhattan Associates, Inc.(1)	78,656	17,544,221
Microsoft Corp.	53,270	20,184,536
Nutanix, Inc., Class A(1)	42,946	1,850,543
Palantir Technologies, Inc., Class A(1)	345,864	6,934,573
Palo Alto Networks, Inc.(1)	49,408	14,579,807
Qualys, Inc.(1)	38,968	7,202,845
Salesforce, Inc.(1)	5,071	1,277,385
ServiceNow, Inc.(1)	31,291	21,457,490
Splunk, Inc.(1)	15,591	2,362,660
SPS Commerce, Inc.(1)	6,517	1,122,749
Synopsys, Inc.(1)	26,304	14,289,122
Tenable Holdings, Inc.(1)	28,742	1,189,631
Teradata Corp.(1)	49,986	2,361,839
UiPath, Inc., Class A(1)	61,988	1,224,883
Workday, Inc., Class A(1)	4,845	1,311,638
Zoom Video Communications, Inc., Class A(1)	9,575	649,472
Zscaler, Inc.(1)	5,954	1,176,094
		208,330,384
Specialty Retail — 5.1%
Best Buy Co., Inc.	8,984	637,325
Burlington Stores, Inc.(1)	6,609	1,120,820
Dick's Sporting Goods, Inc.	10,036	1,305,684
Ross Stores, Inc.	108,652	14,166,048
TJX Cos., Inc.	175,790	15,488,857
Ulta Beauty, Inc.(1)	1,492	635,577
Williams-Sonoma, Inc.	13,471	2,526,351
		35,880,662
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc.	5,933	1,126,973
NetApp, Inc.	7,836	716,132
Pure Storage, Inc., Class A(1)	30,356	1,011,159
		2,854,264

Textiles, Apparel and Luxury Goods — 5.2%
Columbia Sportswear Co.	8,161	639,251
Crocs, Inc.(1)	13,045	1,377,682
Deckers Outdoor Corp.(1)	16,564	10,997,999
Lululemon Athletica, Inc.(1)	27,906	12,468,401
NIKE, Inc., Class B	10,517	1,159,710
Ralph Lauren Corp.	29,893	3,867,556
Skechers USA, Inc., Class A(1)	66,539	3,919,813
Tapestry, Inc.	80,442	2,547,598
		36,978,010
Trading Companies and Distributors — 2.5%
Applied Industrial Technologies, Inc.	23,217	3,716,345
Core & Main, Inc., Class A(1)	17,715	620,556
Fastenal Co.	18,646	1,118,201
MSC Industrial Direct Co., Inc., Class A	49,532	4,825,407
WW Grainger, Inc.	9,208	7,239,238
		17,519,747
TOTAL COMMON STOCKS (Cost $657,079,782)		706,289,750
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,824,172	1,824,172
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,306,828	1,306,828
TOTAL SHORT-TERM INVESTMENTS (Cost $3,131,000)		3,131,000
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $660,210,782)		709,420,750
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,177,994)
TOTAL NET ASSETS — 100.0%		$707,242,756

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,280,415. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,306,828.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.